Securities Sold Under Agreements to Repurchase (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FHLB New York [Member]
Summary of Repurchase Agreements
FHLBNY repurchase agreements outstanding at year end	$ 0	$ 15,000	$ 15,000
Weighted average interest rate at year end	0.00%	4.84%	4.84%
Approximate average amount outstanding during the year	18,333	15,000	15,000
Approximate weighted average rate during the year	2.30%	4.91%	4.91%
Customers [Member]
Summary of Repurchase Agreements
FHLBNY repurchase agreements outstanding at year end	1,968	5,668	6,307
Weighted average interest rate at year end	0.17%	0.08%	0.21%
Approximate average amount outstanding during the year	$ 4,859	$ 6,659	$ 15,243
Approximate weighted average rate during the year	0.15%	0.10%	0.19%